Operating Expenses - Additional Information (Details) € in Thousands	3 Months Ended
Dec. 31, 2023 EUR (€)
Senior Leadership Team
Disclosure of attribution of expenses by nature to their function [line items]
Deferred compensation plan contribution amount	€ 2,952